PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
PROPERTY, PLANT AND EQUIPMENT

6.	PROPERTY, PLANT AND EQUIPMENT

The reconciliation of the carrying amounts of the items comprising “Property, plant and equipment” at the beginning and end of the reporting period:

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Machinery and equipment	113	55	(1)	167
Other fixtures, fittings and tools	10	—	—	10
Total	123	55	(1)	177

Accumulated depreciation (Note 14)

Machinery and equipment	(30)	(39)	1	(68)
Other fixtures, fittings and tools	(1)	(1)	—	(2)
Total	(31)	(40)	1	(70)
Carrying amount	92	15	—	107

(Thousands of Euros)

6.	PROPERTY, PLANT AND EQUIPMENT (cont.)

Cost	Balance at 01/01/2019	Additions	Derecognitions	Balance at 12/31/2019
Machinery and equipment	48	65	—	113
Other fixtures, fittings and tools	—	10	—	10
Total	48	75	—	123

Accumulated depreciation (Note 14)

Machinery and equipment	(4)	(26)	—	(30)
Other fixtures, fittings and tools	—	(1)	—	(1)
Total	(4)	(27)	—	(31)
Carrying amount	44	48	—	92